Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 35.2%

Communication Services - 2.9%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom S.A. - ADR (Spain)	8,678	$169,047
Cellnex Telecom S.A. (Spain)[2]	8,202	321,420
Helios Towers plc (Tanzania)*	70,026	92,375
Radius Global Infrastructure, Inc. - Class A*	31,663	426,501
		1,009,343
Entertainment - 0.8%
Activision Blizzard, Inc.	21,760	1,666,163
Electronic Arts, Inc.	12,644	1,627,030
Ubisoft Entertainment S.A. (France)*	4,494	93,055
		3,386,248
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A*	44,868	4,434,753
Auto Trader Group plc (United Kingdom)[2]	45,845	355,688
Meta Platforms, Inc. - Class A*	14,899	2,219,504
Tencent Holdings Ltd. (China)	3,600	175,424
		7,185,369
Media - 0.0%##
Comcast Corp. - Class A	2,302	90,584
Omnicom Group, Inc.	279	23,991
Paramount Global - Class B	461	10,677
		125,252
Total Communication Services		11,706,212
Consumer Discretionary - 3.7%
Distributors - 0.0%##
Genuine Parts Co.	176	29,536
Hotels, Restaurants & Leisure - 0.1%
Marriott Vacations Worldwide Corp.	523	83,701
McDonald’s Corp.	311	83,161
Playa Hotels & Resorts N.V.*	8,704	65,976
Restaurant Brands International, Inc. (Canada)	1,702	113,915
		346,753
Household Durables - 0.1%
Garmin Ltd.	213	21,061
Lennar Corp. - Class A.	234	23,962
Nikon Corp. (Japan)	10,700	105,646
Sony Group Corp. (Japan)	2,000	178,703
		329,372
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc.*	83,283	8,588,976
eBay, Inc.	408	20,196
Meituan - Class B (China)*2	420	9,389
MercadoLibre, Inc. (Brazil)*	223	263,517
		8,882,078

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.4%
Dollar Tree, Inc.*	11,257	$1,690,576
Target Corp.	230	39,592
		1,730,168
Specialty Retail - 0.1%
Best Buy Co., Inc.	251	22,269
The Home Depot, Inc.	487	157,871
Ross Stores, Inc.	246	29,075
The TJX Companies, Inc.	663	54,273
Tractor Supply Co.	92	20,975
		284,463
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG - ADR (Germany)	14,733	1,179,376
adidas AG (Germany)	1,858	299,168
lululemon athletica, Inc. *	327	100,350
NIKE, Inc. - Class B	11,799	1,502,367
VF Corp.	339	10,489
		3,091,750
Total Consumer Discretionary		14,694,120
Consumer Staples - 4.1%
Beverages - 1.3%
The Coca-Cola Co.	39,943	2,449,305
Diageo plc (United Kingdom)	3,317	145,039
Heineken N.V. - ADR (Netherlands)	47,529	2,374,074
Heineken N.V. (Netherlands)	1,973	197,179
		5,165,597
Food & Staples Retailing - 0.1%
The Kroger Co.	679	30,304
Walgreens Boots Alliance, Inc.	620	22,853
Walmart, Inc.	1,195	171,925
		225,082
Food Products - 1.5%
Archer-Daniels-Midland Co.	482	39,934
Bunge Ltd.	184	18,234
Campbell Soup Co.	423	21,966
Conagra Brands, Inc.	593	22,054
Danone S.A. (France)	2,198	120,537
General Mills, Inc.	560	43,882
The J.M. Smucker Co.	141	21,545
Kerry Group plc - Class A (Ireland)	1,781	166,880
Mondelez International, Inc. - Class A	45,735	2,992,898
Nestle S.A. - ADR	19,785	2,418,024
Nestle S.A.	2,325	283,671
Tyson Foods, Inc. - Class A	363	23,867
		6,173,492
Household Products - 0.1%
Colgate-Palmolive Co.	681	50,755

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Kimberly-Clark de Mexico S.A.B. de C.V.- Class A (Mexico)	166,800	$317,558
The Procter & Gamble Co.	1,080	153,770
		522,083
Personal Products - 1.1%
Beiersdorf AG (Germany)	1,620	196,956
L’Oreal S.A. (France)	156	64,414
Unilever plc - ADR (United Kingdom)	83,706	4,277,377
		4,538,747
Total Consumer Staples		16,625,001
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chevron Corp.	685	119,204
ConocoPhillips	634	77,266
Coterra Energy, Inc.	694	17,371
Devon Energy Corp.	464	29,343
Diamondback Energy, Inc.	143	20,895
EOG Resources, Inc.	347	45,891
Jonah Energy Parent LLC*3	5,224	325,089
Marathon Petroleum Corp.	357	45,882
Pioneer Natural Resources Co.	155	35,704
Total Energy		716,645
Financials - 3.1%
Banks - 0.2%
The Bank of N.T. Butterfield & Son Ltd.
(Bermuda)	3,435	109,783
Citigroup, Inc.	1,355	70,758
Fifth Third Bancorp	771	27,980
FinecoBank Banca Fineco S.p.A. (Italy)	15,407	276,584
HDFC Bank Ltd. - ADR (India)	3,393	228,553
JPMorgan Chase & Co.	1,366	191,185
KeyCorp.	848	16,273
Regions Financial Corp.	1,186	27,918
U.S. Bancorp	1,090	54,282
		1,003,316
Capital Markets - 2.3%
Allfunds Group plc (United Kingdom)	13,881	110,423
Avanza Bank Holding AB (Sweden)	7,923	182,812
Deutsche Boerse AG (Germany)	1,251	223,857
Intercontinental Exchange, Inc.	42,061	4,523,660
Intermediate Capital Group plc (United Kingdom)	12,452	214,267
Moody’s Corp.	8,528	2,752,412
S&P Global, Inc.	3,085	1,156,690
		9,164,121
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.6%
Admiral Group plc - ADR (United Kingdom)	58,373	$1,582,492
Admiral Group plc (United Kingdom)	13,104	356,237
The Allstate Corp.	276	35,458
Chubb Ltd.	314	71,432
Cincinnati Financial Corp.	180	20,367
RenaissanceRe Holdings Ltd. (Bermuda)	590	115,457
The Travelers Companies, Inc.	227	43,384
		2,224,827
Total Financials		12,392,264
Health Care - 5.7%
Biotechnology - 1.3%
BioMarin Pharmaceutical, Inc.*	17,745	2,046,886
Gilead Sciences, Inc.	963	80,834
Seagen, Inc.	8,779	1,224,495
Vertex Pharmaceuticals, Inc.*	5,915	1,911,136
		5,263,351
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	699	77,275
Alcon, Inc. (Switzerland)	27,159	2,042,628
Baxter International, Inc.	363	16,586
Getinge AB - Class B (Sweden)	12,192	274,656
IDEXX Laboratories, Inc.*	3,260	1,566,430
Intuitive Surgical, Inc.*	5,655	1,389,377
Medtronic plc	19,770	1,654,551
		7,021,503
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	168	24,945
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	2,641	1,506,241
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	1,272	92,411
Dechra Pharmaceuticals plc (United Kingdom)	5,883	208,647
Johnson & Johnson	26,521	4,334,062
Merck & Co., Inc.	1,361	146,185
Novartis AG - ADR (Switzerland)	37,667	3,413,384
Pfizer, Inc.	2,051	90,572
Royalty Pharma plc - Class A	489	19,164
Zoetis, Inc.	3,957	654,844
		8,959,269
Total Health Care		22,775,309
Industrials - 2.9%
Aerospace & Defense - 1.2%
Airbus SE (France)	1,259	157,836
BAE Systems plc - ADR (United Kingdom)	35,020	1,496,405

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
BAE Systems plc (United Kingdom)	29,068	$307,715
General Dynamics Corp.	228	53,138
L3Harris Technologies, Inc.	6,962	1,495,577
Lockheed Martin Corp.	178	82,460
Northrop Grumman Corp.	2,908	1,302,900
		4,896,031
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	189	18,932
United Parcel Service, Inc. - Class B	393	72,796
		91,728
Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	1,282	116,060
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	8,639	203,503
Johnson Controls International plc	613	42,646
Trane Technologies plc	167	29,913
		276,062
Commercial Services & Supplies - 0.5%
Cleanaway Waste Management Ltd. (Australia)	130,701	253,253
Copart, Inc.*	22,509	1,499,325
Republic Services, Inc.	298	37,196
Waste Management, Inc.	333	51,525
		1,841,299
Electrical Equipment - 0.0%##
Eaton Corp. plc	351	56,936
Emerson Electric Co.	506	45,651
		102,587
Industrial Conglomerates - 0.0%##
3M Co.	403	46,377
Honeywell International, Inc.	440	91,731
		138,108
Machinery - 0.1%
Caterpillar, Inc.	363	91,581
Cummins, Inc.	157	39,178
Illinois Tool Works, Inc.	261	61,606
Parker-Hannifin Corp.	91	29,666
Rotork plc (United Kingdom)	28,157	110,917
Stanley Black & Decker, Inc.	119	10,628
		343,576
Road & Rail - 0.9%
Canadian National Railway Co. (Canada)	14,986	1,784,683
Norfolk Southern Corp.	6,862	1,686,748
Union Pacific Corp.	406	82,901
		3,554,332
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors - 0.0%##
Brenntag SE (Germany)	1,557	$116,227
IMCD N.V. (Netherlands)	362	57,389
		173,616
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)*	18,879	103,901
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	4,500	41,113
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	245	42,280
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	165	44,880
		232,174
Total Industrials		11,765,573
Information Technology - 6.6%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	2,241	109,069
Motorola Solutions, Inc.	164	42,150
		151,219
Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	500	230,184
Softwareone Holding AG (Germany)	11,391	183,924
TE Connectivity Ltd.	214	27,210
		441,318
IT Services - 3.2%
Adyen N.V. - ADR (Netherlands)*	84,999	1,278,385
Adyen N.V. (Netherlands)*2	148	223,762
Automatic Data Processing, Inc.	283	63,904
Broadridge Financial Solutions, Inc.	140	21,051
Keywords Studios plc (Ireland)	1,623	57,005
Mastercard, Inc. - Class A	12,067	4,472,030
PayPal Holdings, Inc.*	20,772	1,692,710
Snowflake, Inc. - Class A*	8,012	1,253,397
StoneCo Ltd. - Class A (Brazil)*	5,354	59,751
Visa, Inc. - Class A	16,278	3,747,359
		12,869,354
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	385	66,016
Intel Corp.	2,201	62,200
Microchip Technology, Inc.	405	31,436
QUALCOMM, Inc.	705	93,913
Skyworks Solutions, Inc.	133	14,586
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	28,030	2,599,222
Texas Instruments, Inc.	387	68,580
Tokyo Electron Ltd. (Japan)	300	104,858
		3,040,811

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 2.5%
Atlassian Corp. - Class A *	1,185	$191,520
Intuit, Inc.	3,657	1,545,704
Microsoft Corp.	12,566	3,113,980
Salesforce, Inc.*	13,560	2,277,673
ServiceNow, Inc.*	6,431	2,926,941
		10,055,818
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	277	18,346
Total Information Technology		26,576,866
Materials - 2.1%
Chemicals - 1.7%
Air Liquide S.A. - ADR (France)	70,072	2,227,589
Air Liquide S.A. (France)	2,006	319,408
Dow, Inc.	433	25,699
Eastman Chemical Co.	161	14,195
FMC Corp.	29,797	3,966,875
International Flavors & Fragrances, Inc.	240	26,990
Linde plc (United Kingdom)	354	117,153
LyondellBasell Industries N.V. - Class A	237	22,915
PPG Industries, Inc.	172	22,418
		6,743,242
Containers & Packaging - 0.0%##
Packaging Corp. of America	124	17,695
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	50,547	988,194
Newmont Corp.	15,135	801,095
Nucor Corp.	221	37,353
Steel Dynamics, Inc.	229	27,627
		1,854,269
Total Materials		8,615,206
Real Estate - 3.4%
Equity Real Estate Investment Trusts (REITS) - 3.4%
Agree Realty Corp.	2,650	197,769
American Homes 4 Rent - Class A	4,647	159,346
American Tower Corp.	810	180,946
Americold Realty Trust, Inc.	3,057	96,020
AvalonBay Communities, Inc.	767	136,096
Brandywine Realty Trust	9,214	60,444
Camden Property Trust	1,082	133,313
CareTrust REIT, Inc.	6,575	136,234
Community Healthcare Trust, Inc.	5,769	247,375
Cousins Properties, Inc.	7,066	193,750
Digital Realty Trust, Inc.	2,165	248,152
Equinix, Inc.	3,332	2,459,449
Equity LifeStyle Properties, Inc.	4,220	302,912
Essex Property Trust, Inc.	398	89,976
Flagship Communities REIT	8,256	132,013
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Getty Realty Corp.	6,869	$250,238
Healthcare Realty Trust, Inc.	14,729	317,115
Independence Realty Trust, Inc.	7,293	137,327
Invitation Homes, Inc.	7,644	248,430
Life Storage, Inc.	1,700	183,668
LXP Industrial Trust	10,956	126,542
Mid-America Apartment Communities, Inc.	1,516	252,748
Prologis, Inc.	9,531	1,232,168
Public Storage	1,400	426,076
Realty Income Corp.	2,755	186,872
Rexford Industrial Realty, Inc.	5,033	319,444
SBA Communications Corp.	13,185	3,922,933
STAG Industrial, Inc.	2,076	73,906
Sun Communities, Inc.	2,435	381,954
Terreno Realty Corp.	3,257	209,849
UDR, Inc.	4,260	181,433
Ventas, Inc.	2,933	151,959
Welltower, Inc.	2,931	219,942
Total Real Estate		13,596,399
Utilities - 0.5%
Electric Utilities - 0.5%
Evergy, Inc.	30,225	1,893,596

TOTAL COMMON STOCKS		141,357,191
(Identified Cost $135,570,367)

PREFERRED STOCKS - 0.1%

Health Care - 0.0%##
Pharmaceuticals - 0.0%##
Harrow Health, Inc., 8.625%, 4/30/2026	25	599
Information Technology - 0.1%
Software - 0.1%
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,000	39,900
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	19,142	345,322

Total Information Technology		385,222

TOTAL PREFERRED STOCKS		385,821
(Identified Cost $730,736)

CORPORATE BONDS - 12.0%
Non-Convertible Corporate Bonds- 12.0%
Communication Services - 2.0%
Entertainment - 0.8%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	3,300,000	3,021,959

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 1.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	5,250,000	$4,959,022

Total Communication Services		7,980,981

Consumer Discretionary - 1.4%
Internet & Direct Marketing Retail - 1.4%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	800,000	657,197
(China), 4.00%, 12/6/2037	2,860,000	2,486,832
Amazon.com, Inc., 3.30%, 4/13/2027	2,660,000	2,568,272

Total Consumer Discretionary		5,712,301

Consumer Staples - 0.6%
Beverages - 0.6%
PepsiCo, Inc., 3.90%, 7/18/2032	2,360,000	2,299,338

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	179,000	168,612
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,220,000	1,338,349
Energy Transfer LP, 6.50%, 2/1/2042	2,728,000	2,872,527
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/06/2021, cost $423,306)[4]	400,000	405,608

Total Energy		4,785,096

Financials - 2.2%
Banks - 1.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[5]	2,190,000	1,846,352
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[5]	2,100,000	1,866,161
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[5]	3,140,000	3,054,058
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	425,000	423,625
		7,190,196
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025	475,000	474,019
Synergy One Lending, Inc., 5.50%, 10/14/2026	525,000	467,119
		941,138
Diversified Financial Services - 0.1%
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	430,000	429,938
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $165,038)[4]	155,000	$154,413

Total Financials		8,715,685

Industrials - 1.5%
Airlines - 0.4%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	142,995	145,344
Southwest Airlines Co., 5.125%, 6/15/2027	1,110,000	1,120,330
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	75,932	71,081
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	425,536	377,966
		1,714,721
Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	505,000	485,775
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	498,850
		984,625
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,140,000	1,105,917
Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,430,000	1,257,748
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	1,146,347
		2,404,095
Total Industrials		6,209,358

Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
QUALCOMM, Inc., 4.25%, 5/20/2032..	2,490,000	2,466,716

Materials - 0.3%
Metals & Mining - 0.3%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,280,000	1,129,554
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[4,6]	497,000	50

Total Materials		1,129,604

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITS) - 1.6%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	$425,762
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	466,841
6.599%, 1/15/2028[2]	1,960,000	2,038,642
Simon Property Group LP, 2.65%, 2/1/2032	4,230,000	3,558,265

Total Real Estate		6,489,510

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	2,065,000	2,038,811
3.55%, 7/15/2024[2]	600,000	579,396

Total Utilities		2,618,207

TOTAL CORPORATE BONDS (Identified Cost $52,567,311)		48,406,796

U.S. TREASURY SECURITIES - 28.6%

U.S. Treasury Bonds - 3.0%
U.S. Treasury Bond, 2.375%, 2/15/2042 (Identified Cost $12,313,189)	14,900,000	11,999,156

U.S. Treasury Notes - 25.6%
U.S. Treasury Note
2.25%, 11/15/2025	16,705,000	15,961,105
2.00%, 11/15/2026	17,225,000	16,144,401
2.25%, 11/15/2027	33,920,000	31,818,550
3.125%, 11/15/2028	10,450,000	10,165,074
1.75%, 11/15/2029	22,930,000	20,511,602
1.375%, 11/15/2031	9,710,000	8,163,986

Total U.S. Treasury Notes
(Identified Cost $103,500,903)		102,764,718
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $115,814,092)		114,763,874

ASSET-BACKED SECURITIES - 5.8%

CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	925,069	835,368
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	798,527	677,713
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	637,979	590,672
Credit Acceptance Auto Loan Trust Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	1,619,008	1,587,399
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,800,000	1,737,751

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	$1,898,402
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,030,398	868,636
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,724,158
Libra Solutions LLC, Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	966,083	962,717
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	579,018	533,421
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.206%, 2/25/2045[2,7]	217,848	212,098
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	19,367	19,227
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	553,639	548,056
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,925,000	1,778,540
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,170,000	2,170,000
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $1,868,930)[4]	1,868,930	1,769,005
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $688,977)[4]	689,529	688,345
SLM Student Loan Trust, Series 2005- 7, Class A4, (3 mo. LIBOR US + 0.150%), 4.968%, 10/25/2029[7]	256,817	255,027
SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,436,210	1,351,843
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	76,422	73,836
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	284,237	275,953
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	760,414	708,571
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	167,990	165,264
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	120,508	118,711
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 5.506%, 10/25/2048[2,7]	303,720	302,437
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,346,585	1,312,074

TOTAL ASSET-BACKED SECURITIES (Identified Cost $24,656,310)		23,165,224

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,207,162	$1,064,228
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	44,964	43,912
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	655,209	547,549
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,8]	135,728	125,545
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,8]	306,524	277,543
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	273,205	243,883
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	152,593	131,916
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	59,851	54,651
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	36,704	35,721
Series 2021-69, Class WJ, 1.50%, 10/25/2050	924,103	796,839
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,541,000	1,453,834
Freddie Mac Multifamily Structured Pass-Through Certificates Series K030, Class X1 (IO), 0.137%, 4/25/2023[8]	28,739,176	4,839
Series K032, Class X1 (IO), 0.058%, 5/25/2023[8]	33,350,552	6,114
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	2,217,038	1,976,129
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	292,834	274,581
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.160%, 12/25/2051[2,7]	1,206,327	1,118,076
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	957,803	846,318
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	981,660	867,301
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,098,425	924,529
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	227,351	215,583
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	12,977	11,704
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	275,978	256,937

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust (continued)
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	317,924	$298,317
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	369,626	342,049
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	291,209	269,615
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	1,160,322	997,136
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	1,857,588	1,535,498
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]	1,236,850	1,025,888
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	236,191	204,816
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	459,491	414,404
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	161,876	145,181
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	191,769	173,678
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,8]	82,054	73,778
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]	77,712	71,682
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 5.93%, 11/15/2027[2,7]	1,910,953	1,323,565
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	160,706	148,303
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]	79,118	73,683

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $21,148,916)		18,375,325

FOREIGN GOVERNMENT BONDS - 0.1%

Mexican Bonos (Mexico), 7.75%, 5/29/2031 MXN	1,081,000	54,256
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026	200,000	197,797
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	380,000	360,889

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $667,932)		612,942

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

MUNICIPAL BONDS - 1.1%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028	2,530,000	$2,130,389
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	1,835,000	1,426,412
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	955,000	820,899

TOTAL MUNICIPAL BONDS
(Identified Cost $5,388,262)		4,377,700

U.S. GOVERNMENT AGENCIES - 6.8%

Mortgage-Backed Securities - 6.8%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	1,522	1,514
Pool #MA3463, UMBS, 4.00%, 9/1/2033	376,546	375,083
Pool #MA1834, UMBS, 4.50%, 2/1/2034	260,407	261,808
Pool #MA1903, UMBS, 4.50%, 5/1/2034	178,704	179,666
Pool #889576, UMBS, 6.00%, 4/1/2038	165,991	176,531
Pool #MA3412, UMBS, 3.50%, 7/1/2038	308,040	302,749
Pool #995196, UMBS, 6.00%, 7/1/2038	358,550	381,272
Pool #AD0207, UMBS, 6.00%, 10/1/2038	61,544	65,452
Pool #AD0220, UMBS, 6.00%, 10/1/2038	19,912	21,174
Pool #MA0258, UMBS, 4.50%, 12/1/2039	306,974	311,482
Pool #AL1595, UMBS, 6.00%, 1/1/2040	256,814	273,123
Pool #AL0152, UMBS, 6.00%, 6/1/2040	344,718	366,609
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,131,725	1,913,029
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,338,714	2,282,274
Pool #AL7068, UMBS, 4.50%, 9/1/2042	102,127	103,627
Pool #AX5234, UMBS, 4.50%, 11/1/2044	334,803	339,306
Pool #BD1381, UMBS, 3.50%, 6/1/2046	60,321	57,547
Pool #BE7845, UMBS, 4.50%, 2/1/2047	67,069	67,521
Pool #AL8674, 5.651%, 1/1/2049	895,540	939,288
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,246,676	2,142,797
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,711,467	2,487,948

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,481,172	$2,328,079
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,434,164	2,346,269
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,591,847	2,556,182
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,241,631	1,260,249
Freddie Mac
Pool #G13078, 6.00%, 3/1/2023	4	4
Pool #G13331, 5.50%, 10/1/2023	172	172
Pool #C91762, 4.50%, 5/1/2034	287,505	289,299
Pool #C91771, 4.50%, 6/1/2034	5,090	5,122
Pool #C91780, 4.50%, 7/1/2034	7,228	7,285
Pool #G03781, 6.00%, 1/1/2038	64,295	68,451
Pool #G03926, 6.00%, 2/1/2038	91,228	97,124
Pool #G05900, 6.00%, 3/1/2040	50,265	53,513
Pool #G05906, 6.00%, 4/1/2040	46,207	49,194
Pool #A92889, 4.50%, 7/1/2040	531,266	539,436
Pool #G08772, 4.50%, 7/1/2047	61,269	61,430
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	124,106	118,369
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,360,164	2,168,201
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,499,001	2,464,619

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $28,489,500)		27,462,798

SHORT-TERM INVESTMENT - 5.1%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[9]
(Identified Cost $20,400,673)	20,400,673	20,400,673

TOTAL INVESTMENTS - 99.4%
(Identified Cost $405,434,099)		399,308,344
OTHER ASSETS, LESS LIABILITIES - 0.6%		2,224,149
NET ASSETS - 100%		$401,532,493

Investment Portfolio - January 31, 2023

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $52,329,445, which represented 13.0% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2023 was $3,017,421, or 0.8% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2023.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2023.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2023.

9Rate shown is the current yield as of January 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$11,706,212	$10,668,250	$1,037,962	$—
Consumer Discretionary	14,694,120	14,101,214	592,906	—
Consumer Staples	16,625,001	15,450,325	1,174,676	—
Energy	716,645	391,556	—	325,089
Financials	12,392,264	11,028,084	1,364,180	—
Health Care	22,775,309	22,292,006	483,303	—
Industrials	11,765,573	10,454,832	1,310,741	—
Information Technology	26,576,866	25,777,133	799,733	—
Materials	8,615,206	8,295,798	319,408	—
Real Estate	13,596,399	13,596,399	—	—
Utilities	1,893,596	1,893,596	—	—

Investment Portfolio - January 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Preferred securities:
Health Care	$599	$599	$—	$—
Information Technology	385,222	385,222	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	142,226,672	—	142,226,672	—
States and political subdivisions (municipals)	4,377,700	—	4,377,700	—
Corporate debt:
Communication Services	7,980,981	—	7,980,981	—
Consumer Discretionary	5,712,301	—	5,712,301	—
Consumer Staples	2,299,338	—	2,299,338	—
Energy	4,785,096	—	4,785,096	—
Financials	8,715,685	—	8,715,685	—
Industrials	6,209,358	—	6,209,358	—
Information Technology	2,466,716	—	2,466,716	—
Materials	1,129,604	—	1,129,604	—
Real Estate	6,489,510	—	6,489,510	—
Utilities	2,618,207	—	2,618,207	—
Asset-backed securities	23,165,224	—	23,165,224	—
Commercial mortgage-backed securities	18,375,325	—	18,375,325	—
Foreign government bonds	612,942	—	612,942	—
Short-Term Investment	20,400,673	20,400,673	—	—
Total assets	$399,308,344	$154,735,687	$244,247,568	$325,089

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.